Cash Flows - Change in Non-cash Working Capital (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of cash flow statement [Abstract]
Disclosure Of Changes In Non-Cash Working Capital

Non-cash Working Capital
($ millions)	2018	2017
Decrease (increase) in non-cash working capital
Accounts receivable	127	(329)
Inventories	393	(264)
Prepaid expenses	30	(38)
Accounts payable and accrued liabilities	(65)	1,269
Change in non-cash working capital	485	638
Relating to:
Operating activities	130	398
Financing activities	120	—
Investing activities	235	240